1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (299,285)	$ (28,785)	$ (351,390)	$ (1,006,457)
Basic Weighted Average Shares Outstanding	10,261,269	9,108,423	9,826,151	8,343,235
Potentially Dilutive Securities			0	0
Diluted Weighted Average Shares Outstanding			9,826,151	8,343,235
Loss Per Share
Basic	$ (0.03)	$ 0.00	$ (0.04)	$ (0.12)
Diluted	$ (0.03)	$ 0.00	$ (0.04)	$ (0.12)